Right-of-use assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Carring value, beginning of period	R 560	R 279	R 222
Additions and modifications	10	164	45
Right-of-use assets acquired on acquisition of subsidiaries	3	297	109
Assets derecognised with deemed disposal of interest in joint operation	0	(2)	0
Impairment of mining assets	(60)	0	0
Depreciation	(109)	(210)	(101)
Transfers and other movements	(244)	15	(2)
Foreign currency translation	(4)	17	6
Carrying value, end of period	R 156	R 560	R 279